UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2005

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
				    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Timucuan Asset Management, Inc.
Address:	200 West Forsyth Street
		Suite 1600
		Jacksonville, FL 32202-4358

13F File Number:	   28-6184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Randall Mann
Title:		Executive Vice President
Phone:		904-356-1739
Signature, Place, and Date of Signing:

	Randall Mann	Jacksonville, Florida	August 3, 2005


Report type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	34

Form 13F Information Table Value Total:	375,235



List of Other Included Manager:

  No. 	13F File Number		Name

                                                         FORM 13F INFORMATION TABLE
                                                  VALUE   SHARES/   SH/ PUT/  INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP   (X$1000)  PRN AMT   PRN CALL  DSCRETN  MGRS  SOLE  SHARE NONE
ABBOTT LABORATORIES, INC.       COM   002824100       229      4670 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC.        COM   084670108     42752       512 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC. 'B'    COM   084670207      9742      3500 SH         SOLE          SOLE
H&R BLOCK, INC.                 COM   093671105     32858    563118 SH         SOLE          SOLE
BRIGGS & STRATTON               COM   109043109      9053    261495 SH         SOLE          SOLE
CARMAX, INC.		        COM   143130102     28008   1050940 SH         SOLE          SOLE
COCA-COLA CO.                   COM   191216100      5495    131620 SH         SOLE          SOLE
COMCAST CORP-SPECIAL CL A       COM   200300200     28647    956483 SH         SOLE          SOLE
COMPASS BANCSHARES, INC.        COM   20449H109       300      6669 SH         SOLE          SOLE
COSTCO WHOLESALE                COM   22160K105     28352    633850 SH         SOLE          SOLE
EXACT SCIENCES		        COM   30063P105       816    357800 SH         SOLE          SOLE
FIRST NAT'L BANKSHARES INC.     COM   32110J108      1308     51471 SH         SOLE          SOLE
GENERAL ELECTRIC CORP.          COM   369604103       551     15900 SH         SOLE          SOLE
GLOBAL IMAGING SYSTEMS, INC.    COM   37934A100      1427     44784 SH         SOLE          SOLE
HOME DEPOT, INC.                COM   437076102     19609    504076 SH         SOLE          SOLE
INTERACTIVE DATA CORP.          COM   45840J107     19588    942658 SH         SOLE          SOLE
INTL SPEEDWAY CORP - CL A       COM   460335201       503      8950 SH         SOLE          SOLE
LABORATORY CRP OF AMER HLDGS    COM   50540R409     21045    421747 SH         SOLE          SOLE
LANDSTAR SYSTEM, INC.           COM   515098101      3380    112000 SH         SOLE          SOLE
LIBERTY MEDIA - A               COM   530718105     13207   1296043 SH         SOLE          SOLE
MARKEL CORPORATION              COM   570535104     35396    104413 SH         SOLE          SOLE
1-800 CONTACTS INC.             COM   681977104      2546    131500 SH         SOLE          SOLE
RLI CORPORATION	                COM   749607107       558     12500 SH         SOLE          SOLE
REGENCY CENTERS CORP.           COM   758849103       400      7000 SH         SOLE          SOLE
RITCHIE BROS. AUCTIONEERS       COM   767744105      9819    254700 SH         SOLE          SOLE
ROCK-TENN COMPANY - CL A        COM   772739207      3239    256070 SH         SOLE          SOLE
ST. JOE COMPANY                 COM   790148100       625      7667 SH         SOLE          SOLE
E. W. SCRIPPS CO.               COM   811054204     30850    632165 SH         SOLE          SOLE
SONOCO PRODUCTS CO.             COM   835495102       663     25000 SH         SOLE          SOLE
THE SOUTH FINANCIAL GROUP INC.  COM   837841105       562     19791 SH         SOLE          SOLE
STRATTEC SECURITY CORP          COM   863111100       349      6400 SH         SOLE          SOLE
THOR INDUSTRIES, INC.           COM   885160101     21625    688030 SH         SOLE          SOLE
WACHOVIA CORP.                  COM   929771103       401      8090 SH         SOLE          SOLE
WESCO FINANCIAL                 COM   950817106      1332      3700 SH         SOLE          SOLE
                                                   375235